Investee Companies and Other Investments (Details) € in Thousands, ₪ in Thousands, $ in Thousands																					1 Months Ended									12 Months Ended
	Apr. 09, 2025	Mar. 04, 2025	Feb. 27, 2025	Feb. 17, 2025 EUR (€)	Dec. 28, 2024 ILS (₪)	Nov. 25, 2024 ILS (₪)	Nov. 14, 2024 USD ($)	Sep. 13, 2024 USD ($)	Sep. 02, 2024 ILS (₪)	May 28, 2024 EUR (€)	Aug. 31, 2023 ILS (₪)	Jun. 28, 2023 ILS (₪)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 26, 2021	Dec. 01, 2020 USD ($)	Oct. 01, 2017	Jul. 25, 2016	Jul. 16, 2015	May 12, 2014	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 ILS (₪)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 ILS (₪)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 ILS (₪)	Jun. 30, 2018	Jul. 31, 2015	Nov. 30, 2010	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Jan. 30, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Jul. 20, 2024	Feb. 29, 2024	Jan. 01, 2024	Dec. 31, 2023 ILS (₪)	Jun. 28, 2023 USD ($)	Apr. 01, 2023	Feb. 23, 2023 EUR (€)	Feb. 23, 2023 ILS (₪)	Feb. 01, 2023	Jan. 01, 2023	Aug. 01, 2022	May 01, 2022	Feb. 01, 2022	Dec. 31, 2021 EUR (€)	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Apr. 30, 2017 EUR (€)	Apr. 30, 2017 ILS (₪)	Feb. 23, 2017 USD ($)
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																														10.00%	10.00%	10.00%
Shareholders loans																																				₪ 10,000
Interest payable on debt percentage																																	3.00%										3.00%
Aggregate amount																																₪ 169,000
Claims amount payment																																														€ 374	₪ 1,500
Claims interest payment amount																																														€ 168	₪ 672
Share capital period																														12 months	12 months	12 months
Expense payment												₪ 20,000
Expenses percentage																																												20.00%
Additional payment | $							$ 35,000
Construction agreement amount																															$ 94,375	₪ 338,000
Depreciated cost																																194,400
Aggregate purchase price																																						$ 35,000	₪ 127,000
General and administrative expenses																																9,500
Effect of taxes																														€ (623)	$ (649)		€ 912		€ 6,337
Tax profit value																														€ 5,000		20,000
Amounts received percentage																														18.00%								18.00%	18.00%
Legal expense																																10,000
Company’s share value																														€ 86,271			86,159					$ 89,805
Dividend distribution					₪ 70,000						₪ 70,000
Repaid an amount					13,000
Repaid amount					₪ 5,000						6,500
Dividend payables																																											₪ 3,000
Company received																																8,500
Aggregate value						₪ 75,000			₪ 50,000
Shareholders value									7,600
Indirect share									3,800																							4,250
Shares issued percentage		15.00%
Shares outstanding percentage		15.00%
Aggregate expected exceed amount																																3,315
Remaining amount of Acquisition (in Euro) | €																														873
Claimed debt of a third party																														€ 638		₪ 2,625
Originally valid period																														72 months	72 months	72 months
Extended period																														16 months	16 months	16 months
Validity period																														72 months	72 months	72 months
Extended additional period																														12 months	12 months	12 months
Forfeiture of license guarantee																														40.00%	40.00%	40.00%
License guarantee value																														€ 1,080		₪ 4,100
Finance cost																														23,286	$ 24,240		12,555		€ 10,524
Project finance, aggregate amount (in Euro) | €																														€ 369,000
Shareholder’s loans value																																							₪ 353,000
Investment percentage																														16.667%	16.667%	16.667%
Equity guarantee aggregate amount																														€ 3,643									13,800
Additional equity																														€ 12,100									₪ 46,000
Construction period																														62 months 15 days	62 months 15 days	62 months 15 days
Green gas production capacity (in Dollars) | $																$ 9,500
Discounted after tax rate																														7.20%	7.20%	7.20%
Transaction cost (in Euro) | €																														€ 1,457			(240)
Amount withdrawn																														100.00%								100.00%	100.00%	80.00%
Other insurance income (in Euro) | €																														€ 3,400
Electrical energy again tax percentage																																										7.00%
Net consideration paid																																	€ 10,600	₪ 42,600
Cost of development (in Euro) | €																														€ 56,000
Expected sale (in Dollars) | $								$ 19,000
Portfolio costs percentage								32.00%
Operating profit percentage								100.00%
Ellomay Luxembourg [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans																																				₪ 23,467
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																														51.00%	51.00%	51.00%
Company’s share value																														€ 1,300									₪ 5,000
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Aggregate amount																														317,000		₪ 1,270,000
Amount of acquisition																														6,970		26,470
Shareholder’s loans value | €																														94,100
Additional amount																							€ 2,500	₪ 10,000	€ 4,700	₪ 17,500
Finance provided by owners																														103,000									392,000
Ellomay PS [Member]
Investee Companies and Other Investments [Line Items]
Equity guarantee aggregate amount																														€ 3,331									₪ 12,500
Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Additional payment																					€ 3,000	₪ 11,300
Shares issued percentage		25.00%
Shares outstanding percentage		25.00%
Percentage of fixed annual interest			4.50%
Institutional investment percentage	49.00%
Intention to collect a fine (in Euro) | €				€ 1,504,875
Profit and loss in connection with the potential (in Euro) | €				€ 515
Bottom of range [Member]
Investee Companies and Other Investments [Line Items]
Claims and requests of the Defendants (in Dollars) | $							100,000
Effect of taxes																																215,600
Top of range [Member]
Investee Companies and Other Investments [Line Items]
Claims and requests of the Defendants (in Dollars) | $							$ 94,375
Effect of taxes																																₪ 280,000
Ellomay Solar Project [Member]
Investee Companies and Other Investments [Line Items]
Investment percentage															100.00%															49.00%	49.00%	49.00%
Fixed and lump-sum amount (in Euro) | €										€ 10,000																				€ 15,820
Amount withdrawn																														91.80%								91.80%	91.80%
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Repaid an amount											₪ 13,000
Company received						14,000			₪ 9,400																									₪ 1,500
Shareholders value						14,000
Indirect share						7,000
Dividend to shareholders						₪ 14,000
Groen Gas Gelderland B.V [Member]
Investee Companies and Other Investments [Line Items]
Green gas production capacity (in Dollars) | $																$ 7,500
Talasol [Member]
Investee Companies and Other Investments [Line Items]
Aggregate purchase price | €																																																					€ 175,000
Investment percentage																														24.50%	24.50%	24.50%
Swap output percentage																											80.00%
Plant for a period																											10 years
Prepayment outstanding amount (in Euro) | €																														€ 121,000
Deposit amount (in Euro) | €																														6,900
Security for a letter of credit (in Euro) | €																														10,000
Financing amount (in Euro) | €																														3,290
Transaction cost (in Euro) | €																														3,000
Special dividend (in Euro) | €																														31,000
Manara PSP Project Finance [Member]
Investee Companies and Other Investments [Line Items]
Finance cost																																₪ 1,400,000
Manara Psp Epc Agreement [Member] | Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Aggregate consideration amount													€ 300,000	₪ 1,130,000
U. Dori Energy Infrastructures Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																													50.00%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																													18.75%
Issued production licenses																				20 years
License expired date																												May 11, 2034
Aggregate amount | €																														€ 44,500
Percentage of production increase																														3.20%			3.00%					3.20%	3.20%				3.00%							24.30%	9.40%	13.60%
Average production decrease percentage																																					2.20%				1.00%				1.40%			1.20%	0.70%
Claims amount payment | $																																																										$ 183,367,953
Claims interest payment amount																																																						€ 39,000	$ 43,000
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Indirect share of guarantees shareholders																														€ 4,175		15,850
Refund amount in claim | $																																												$ 100,000											24,000
Expenses percentage																																												80.00%
Depreciation expense																																₪ 143,500
Zorlu Enerji Elektrik Uretim A.S [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																			25.00%
Luzon Group [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																														10.00%	10.00%	10.00%
Claims amount payment																																																						127,000	$ 140,000	€ 218,000	₪ 906,400
Payment received for management and entrepreneurship services																														€ 11,900									₪ 49,400
Recovery of amount																																							₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																	37.50%
Dori Energy [Member]
Investee Companies and Other Investments [Line Items]
Refund amount in claim | €																																																						€ 22,000
Edelcom Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																		18.75%
Ellomay Pumped Storage [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																														83.333%	83.333%	83.333%
Ampa Ltd [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																														16.667%	16.667%	16.667%